Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income
Profit for the year		£ 5,834	£ 4,811	£ 4,632
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes		31	(166)	(280)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss (FVTPL) due to changes in credit risk		(17)	(33)	(39)
FVOCI financial assets		40	6	17
Tax		(16)	59	79
Total - Items that do not qualify for reclassification		38	(134)	(223)
Items that do qualify for reclassification
FVOCI financial assets		142	(25)	49
Cash flow hedges	[1]	968	622	1,208
Currency translation		(13)	5	(619)
Tax		(297)	(178)	(361)
Total - Items that do qualify for reclassification		800	424	277
Other comprehensive income after tax		838	290	54
Total comprehensive income for the year		6,672	5,101	4,686
Attributable to:
Ordinary shareholders		6,317	4,809	4,448
Paid-in equity holders		352	283	242
Non-controlling interests		3	9	(4)
Total comprehensive income for the year		£ 6,672	£ 5,101	£ 4,686

[1]	Refer to footnotes 4 and 5 of the Consolidated statement of changes in equity